MAIN SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 97.2%
	EQUITY - 97.2%
311,040	Consumer Discretionary Select Sector SPDR Fund(a)	$ 57,526,848
3,280,500	Financial Select Sector SPDR Fund	128,136,330
850,500	Health Care Select Sector SPDR Fund	111,611,115
272,160	Invesco QQQ Trust Series 1(a)	98,807,688
456,840	Invesco S&P SmallCap Information Technology ETF(a)	63,258,635
174,960	iShares Biotechnology ETF(a)	23,070,226
733,860	iShares MSCI USA Value Factor ETF	78,750,517
281,880	iShares Russell 2000 ETF(a)	56,725,531
651,240	iShares U.S. Home Construction ETF(a)	45,984,056
865,080	Schwab U.S. Large-Cap Value ETF(a)	61,507,188
174,960	SPDR S&P Biotech ETF(a)	16,346,513
631,800	SPDR S&P Homebuilders ETF(a)	47,031,192
612,360	Technology Select Sector SPDR Fund	99,183,949
140,940	VanEck Semiconductor ETF(a)	38,814,876
797,040	Vanguard Energy ETF(a)	72,674,107
		999,428,771

	TOTAL EXCHANGE-TRADED FUNDS (Cost $732,372,080)	999,428,771

	SHORT-TERM INVESTMENTS — 29.0%
	COLLATERAL FOR SECURITIES LOANED - 29.0%
297,819,328	Fidelity Investments Money Market Funds Government Portfolio – Institutional Class, 0.01% (Cost $297,819,328)(b),(c)	297,819,328

	TOTAL INVESTMENTS - 126.2% (Cost $1,030,191,408)	$ 1,297,248,099
	LIABILITIES IN EXCESS OF OTHER ASSETS - (26.2)%	(269,597,382)
	NET ASSETS - 100.0%	$ 1,027,650,717

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of January 31, 2022 was $308,409,199.
(b)	Security was purchased with cash received as collateral for securities on loan at January 31, 2022. Total collateral had a value of $297,819,328 at January 31, 2022.
(c)	Rate disclosed is the seven day effective yield as of January 31, 2022.

MAIN THEMATIC INNOVATION ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 96.0%
	EQUITY - 96.0%
176,700	ARK Fintech Innovation ETF(a)(b)	$ 5,742,750
98,580	ARK Genomic Revolution ETF(b)	4,899,426
100,440	Bitwise Crypto Industry Innovators ETF(b)	1,577,912
288,300	ETFMG Travel Tech ETF(a)(b)	6,740,454
245,520	Global X Cloud Computing ETF(b)	5,730,437
228,780	Global X Robotics & Artificial Intelligence ETF(b)	6,794,766
146,900	Invesco Solar ETF(a)(b)	9,619,012
115,320	KraneShares CSI China Internet ETF	4,314,121
98,580	Proshares Online Retail ETF(a)	5,020,679
98,580	Proshares Pet Care ETF	6,706,890
94,860	VanEck Video Gaming and eSports ETF(b)	5,927,802
		63,074,249

	TOTAL EXCHANGE-TRADED FUNDS (Cost $83,300,694)	63,074,249

	OPEN END FUNDS — 2.5%
	SPECIALTY - 2.5%
63,240	Grayscale Bitcoin Trust BTC(a)	1,659,418

	TOTAL OPEN END FUNDS (Cost $2,154,540)	1,659,418

	SHORT-TERM INVESTMENTS — 25.2%
	COLLATERAL FOR SECURITIES LOANED – 25.2%
16,529,979	Fidelity Investments Money Market Funds Government Portfolio – Institutional Class, 0.01% (Cost $16,529,979)(c),(d)	16,529,979

	TOTAL INVESTMENTS – 123.7% (Cost $101,985,213)	$ 81,263,646
	LIABILITIES IN EXCESS OF OTHER ASSETS - (23.7)%	(15,566,600)
	NET ASSETS - 100.0%	$ 65,697,046

ETF	- Exchange-Traded Fund

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of January 31, 2022 was $18,190,889.
(c)	Security was purchased with cash received as collateral for securities on loan at January 31, 2022. Total collateral had a value of $16,529,979 at January 31, 2022.
(d)	Rate disclosed is the seven day effective yield as of January 31, 2022.